Term Loan - Schedule of term loan (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 5,608
Ending balance	3,950	$ 5,608
Atlantic acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	5,608	7,139
Interest	165	212
Repayments	(1,557)	(1,742)
Foreign exchange movement	(266)	(1)
Ending balance	3,950	5,608
Atlantic acquisition [Member] | Term Loan One [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,454	4,397
Interest	103	131
Repayments	(960)	(1,073)
Foreign exchange movement	(164)	(1)
Ending balance	2,433	3,454
Atlantic acquisition [Member] | Term Loan Two [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,154	2,742
Interest	62	81
Repayments	(597)	(669)
Foreign exchange movement	(102)	0
Ending balance	$ 1,517	$ 2,154